Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash held in banks	$ 3,504	$ 1,580
Bank deposits with original maturities of three months or less (annual average interest rate 4.2 %and 4.2%, respectively)	2,014	314
Total cash and cash equivalents	5,518	1,894
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	400	366
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 6,031	$ 2,373